1
The Gabelli ABC Fund
Schedule of Investments — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 48 .3%
Automotive — 0 .1%
35,000 Iveco Group NV † ...................................... $ 327,927
800,000 Pendragon plc † ........................................ 325,035
652,962
Broadcasting — 1 .1%
9,000 Cogeco Inc. .............................................. 326,472
2,000 Liberty Media Corp.-Liberty Formula One ,
Cl. A † ................................................... 113,080
148,000 Sinclair Inc. .............................................. 1,660,560
220,000 TEGNA Inc. .............................................. 3,205,400
5,305,512
Building and Construction — 18 .7%
4,800 Johnson Controls International plc ............ 255,408
851,600 Lennar Corp. , Cl. B ................................... 87,059,068
87,314,476
Business Services — 0 .5%
10,000 Applus Services SA .................................. 104,668
79,200 Dawson Geophysical Co. † ........................ 186,912
120,000 Diebold Nixdorf Inc. † ................................ 0
25,000 Heritage-Crystal Clean Inc. † ...................... 1,133,750
20,000 PFSweb Inc. ............................................. 148,800
36,000 Steel Connect Inc. † .................................. 385,200
3,000 Triton International Ltd. ............................ 246,420
500 Veritiv Corp. ............................................. 84,450
2,290,200
Cable and Satellite — 0 .7%
1,000 Charter Communications Inc. , Cl. A † ......... 439,820
120,000 Liberty Global plc , Cl. A † .......................... 2,054,400
22,000 Liberty Global plc , Cl. C † .......................... 408,320
35,000 Liberty Latin America Ltd. , Cl. A † .............. 285,600
3,188,140
Computer Software and Services — 1 .5%
75,000 Avid Technology Inc. † ............................... 2,015,250
90,000 Computer Task Group Inc. † ...................... 929,700
19,000 Digi International Inc. † ............................. 513,000
14,000 EMIS Group plc ........................................ 330,013
5,000 ESI Group † .............................................. 800,867
1,800 Fiserv Inc. † .............................................. 203,328
13,500 Gen Digital Inc. ......................................... 238,680
5,000 New Relic Inc. † ........................................ 428,100
6,000 Playtech plc † ............................................ 33,089
5,000 Rocket Internet SE .................................... 93,038
2,000 Rockwell Automation Inc. ......................... 571,740
3,000 Splunk Inc. † ............................................. 438,750
20,000 Stratasys Ltd. † ......................................... 272,200
1,400 VMware Inc. , Cl. A † .................................. 233,072
7,100,827
Consumer Products — 0 .6%
10,000 Bang & Olufsen A/S † ................................ 12,233
Shares
Market
Value
16,500 Capri Holdings Ltd. † ................................. $ 868,065
23,500 Energizer Holdings Inc. ............................. 752,940
25,600 iRobot Corp. † ........................................... 970,240
2,603,478
Diversified Industrial — 0 .7%
46,312 Myers Industries Inc. ................................ 830,374
35,000 Steel Partners Holdings LP † ..................... 1,488,204
13,500 Valmet Oyj ............................................... 309,150
40,000 Velan Inc. ................................................. 326,008
26,500 Wartsila OYJ Abp ..................................... 301,324
3,255,060
Electronics — 1 .4%
35,000 National Instruments Corp. ....................... 2,086,700
28,000 Rogers Corp. † .......................................... 3,681,160
1,300 Schaffner Holding AG ............................... 701,589
12,400 Yamada Holdings Co. Ltd. ......................... 38,128
6,507,577
Energy and Utilities — 4 .4%
50,500 Alerion Cleanpower SpA ........................... 1,422,874
16,666 Alvopetro Energy Ltd. ............................... 108,223
14,000 APA Corp. ................................................ 575,400
3,000 Crestwood Equity Partners LP .................. 87,750
25,000 Denbury Inc. † .......................................... 2,450,250
20,000 Endesa SA ................................................ 407,570
46,982 Energy Transfer LP ................................... 659,158
520 Equitrans Midstream Corp. ....................... 4,872
7,000 Green Plains Partners LP .......................... 104,160
200,000 Gulf Coast Ultra Deep Royalty Trust ........... 2,950
3,000 Holly Energy Partners LP .......................... 65,880
44,000 National Fuel Gas Co. ................................ 2,284,040
26,680 ONEOK Inc. .............................................. 1,692,312
142,500 PNM Resources Inc. ................................. 6,356,925
30,000 Primo Water Corp. .................................... 414,000
64,000 Severn Trent plc ....................................... 1,846,743
25,000 Southwest Gas Holdings Inc. .................... 1,510,250
2,000 TransAlta Renewables Inc. ........................ 18,097
30,000 UGI Corp. ................................................. 690,000
20,701,454
Entertainment — 1 .2%
1,500 Activision Blizzard Inc. .............................. 140,445
34,500 Atlanta Braves Holdings Inc. , Cl. A † .......... 1,347,915
1,000 Atlanta Braves Holdings Inc. , Cl. C † .......... 35,730
96,000 Fox Corp. , Cl. B ........................................ 2,772,480
120,000 IMAX China Holding Inc. ........................... 128,720
85 Liberty Media Corp.-Liberty Live , Cl. A † .... 2,713
6,000 Madison Square Garden Sports Corp. ....... 1,057,800
5,485,803
Equipment and Supplies — 0 .1%
33,600 The L.S. Starrett Co. , Cl. A † ...................... 361,200

The Gabelli ABC Fund
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services — 2 .9%
7,000 Alimco Financial Corp. † (a) ........................ $ 40,250
39,500 AllianceBernstein Holding LP .................... 1,198,825
70,000 Argo Group International Holdings Ltd. ..... 2,088,800
1,000 Brookfield Asset Management Ltd. , Cl. A ... 33,340
5,000 Brookfield Corp. ....................................... 156,350
1,000 Cincinnati Bancorp Inc. † ........................... 13,750
2,119 CNFinance Holdings Ltd. , ADR † ................ 8,010
24,000 Equitable Holdings Inc. ............................. 681,360
12,000 Fanhua Inc. , ADR † .................................... 86,520
2,319 First Bank ................................................. 24,999
47,500 First Horizon Corp. ................................... 523,450
25,000 Greenhill & Co. Inc. .................................. 370,000
2,000 Gresham House plc .................................. 25,988
1,000 Horizon Bancorp Inc. ................................ 10,680
53,000 KKR & Co. Inc. ......................................... 3,264,800
800 Mastercard Inc. , Cl. A ............................... 316,728
11,000 Numis Corp. plc ....................................... 45,900
15,700 Sculptor Capital Management Inc. ............. 182,120
4,000 Shore Bancshares Inc. .............................. 42,080
7,920 SouthState Corp. ...................................... 533,491
500 Topdanmark AS ........................................ 21,745
16,000 Valley National Bancorp ............................ 136,960
97,000 Webster Financial Corp. ............................ 3,910,070
13,716,216
Food and Beverage — 2 .3%
10,000 Blue Apron Holdings Inc. , Cl. A † ............... 128,750
20,000 Chr. Hansen Holding A/S ........................... 1,225,893
20,000 Finsbury Food Group plc .......................... 26,720
15,000 Hostess Brands Inc. † ............................... 499,650
2,000 Pernod Ricard SA ..................................... 333,774
18,300 Remy Cointreau SA .................................. 2,237,558
280,000 Sovos Brands Inc. † .................................. 6,314,000
10,766,345
Health Care — 3 .5%
2,000 Abcam plc , ADR † ..................................... 45,260
7,500 Amedisys Inc. † ........................................ 700,500
17,000 Biohaven Ltd. † ......................................... 442,170
400 Bio-Rad Laboratories Inc. , Cl. A † .............. 143,380
4,000 Bioventus Inc. , Cl. A † ............................... 13,200
8,000 Clovis Oncology Inc. † ............................... 0
16,500 Dechra Pharmaceuticals plc ...................... 762,587
5,000 Dialogue Health Technologies Inc. † ........... 18,885
6,000 Globus Medical Inc. , Cl. A † ....................... 297,900
15,000 Horizon Therapeutics plc † ........................ 1,735,350
500 ICU Medical Inc. † ..................................... 59,505
182,000 Idorsia Ltd. † ............................................ 514,972
300 Illumina Inc. † ........................................... 41,184
25,000 Intercept Pharmaceuticals Inc. † ................ 463,500
795 Kenvue Inc. .............................................. 15,964
Shares
Market
Value
433,000 Myrexis Inc. † ........................................... $ 2,165
20,000 NextGen Healthcare Inc. † .......................... 474,600
90,000 Perrigo Co. plc ......................................... 2,875,500
12,000 QIAGEN NV † ............................................ 486,000
1,027 QuidelOrtho Corp. † ................................... 75,012
10,000 Seagen Inc. † ............................................ 2,121,500
10,000 Tabula Rasa HealthCare Inc. † .................... 103,100
10,000 TherapeuticsMD Inc. † .............................. 30,200
336,500 Thorne HealthTech Inc. † ........................... 3,428,935
170,000 Viatris Inc. ............................................... 1,676,200
16,527,569
Hotels and Gaming — 1 .6%
20,000 Entain plc ................................................. 227,622
3,000 NEOGAMES SA † ...................................... 81,000
309,819 Sciplay Corp. , Cl. A † ................................. 7,054,578
7,363,200
Machinery — 1 .8%
20,200 Astec Industries Inc. ................................. 951,622
25,000 CFT SpA † (a) ............................................. 121,584
70,000 CIRCOR International Inc. † ....................... 3,902,500
256,000 CNH Industrial NV .................................... 3,097,600
1,000 Xylem Inc. ................................................ 91,030
8,164,336
Metals and Mining — 1 .5%
200,000 Ampco-Pittsburgh Corp. † ......................... 526,000
3,000 Endeavour Mining plc ............................... 58,796
36,500 Freeport-McMoRan Inc. ............................ 1,361,085
14,000 JSR Corp. ................................................ 376,325
4,257 Kinross Gold Corp. ................................... 19,401
18,000 Newcrest Mining Ltd. , ADR ....................... 285,120
19,000 Newmont Corp. ........................................ 702,050
83,000 Pan American Silver Corp. ........................ 1,201,840
85,000 PolyMet Mining Corp. † ............................. 176,800
70,000 Sierra Metals Inc. † ................................... 20,216
10,000 Vulcan Materials Co. ................................. 2,020,200
6,747,833
Publishing — 0 .1%
20,000 Lee Enterprises Inc. † ................................ 214,200
25,500 The E.W. Scripps Co. , Cl. A † ..................... 139,740
353,940
Real Estate — 0 .1%
500 American Tower Corp. , REIT ..................... 82,225
4,000 Healthcare Realty Trust Inc. , REIT ............. 61,080
23,000 Hersha Hospitality Trust , Cl. A, REIT .......... 226,780
370,085
Retail — 0 .7%
10,000 Albertsons Companies Inc. , Cl. A .............. 227,500
200,000 Fiesta Restaurant Group Inc. † ................... 1,692,000
40,000 Lookers plc .............................................. 63,250
10,000 Self Storage Group ASA † .......................... 36,834

The Gabelli ABC Fund
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Retail (Continued)
280,000 Sportsman's Warehouse Holdings Inc. † .... $ 1,257,200
101,770 The Bon-Ton Stores Inc. † (a) ..................... 10
442,715 The Fresh Market Inc. † (a) ......................... 0
3,276,794
Semiconductors — 0.0%
700 Silicon Motion Technology Corp. , ADR † .... 35,875
1,300 Tower Semiconductor Ltd. † ...................... 31,928
67,803
Specialty Chemicals — 1 .3%
38,000 Chase Corp. ............................................. 4,834,740
1,200 Linde plc .................................................. 446,820
40,000 Mativ Holdings Inc. .................................. 570,400
18,000 SGL Carbon SE † ....................................... 125,696
5,977,656
Telecommunications — 1 .0%
280,000 HKBN Ltd. ................................................ 114,060
120,000 Koninklijke KPN NV .................................. 395,708
2,081 Liberty Latin America Ltd. , Cl. C † .............. 16,981
100,000 Orange Belgium SA † ................................ 1,452,662
61,000 Parrot SA † ............................................... 218,629
100,000 Pharol SGPS SA † ..................................... 4,419
105,000 Telenet Group Holding NV ......................... 2,351,218
6,000 Telephone and Data Systems Inc. .............. 109,860
4,663,537
Wireless Communications — 0 .5%
11,000 Millicom International Cellular SA † ........... 169,950
36,000 Millicom International Cellular SA , SDR † ... 559,331
39,000 United States Cellular Corp. † .................... 1,675,830
2,405,111
Wireless Telecommunications Services — 0.0%
400,000 NII Holdings Inc., Escrow † ....................... 140,000
TOTAL COMMON STOCKS ........................ 225,307,114
CLOSED-END FUNDS — 0 .1%
235,000 Altaba Inc., Escrow † ................................. 549,900
RIGHTS — 0 .4%
Computer Software and Services — 0.0%
1,000 Flexion Therapeutics Inc. , CVR † ................ 650
Health Care — 0 .1%
60,000 ABIOMED Inc. , CVR † ................................ 105,000
39,000 Achillion Pharmaceuticals Inc. , CVR † ........ 19,500
65,000 Adamas Pharmaceuticals Inc. , CVR † ......... 3,250
65,000 Adamas Pharmaceuticals Inc. , CVR † ......... 3,250
50,000 Akouos Inc. , CVR † ................................... 37,500
10,000 Albireo Pharma Inc. , CVR † ....................... 22,500
187,969 Ambit Biosciences Corp. , CVR † (a) ............ 0
50,000 Amryt Pharma plc , CVR † .......................... 1,000
Shares
Market
Value
50,000 Amryt Pharma plc , CVR † .......................... $ 1,000
195,960 Chinook Therapeutics Inc. , CVR † .............. 78,384
4,000 CinCor Pharma Inc. , CVR † ........................ 12,000
3,000 Decibel Therapeutics Inc. , CVR † ............... 2,250
28,000 Epizyme Inc. , CVR † .................................. 560
640,000 Innocoll , CVR † (a) ..................................... 1
150,000 Ipsen SA/Clementia , CVR † (a) .................... 0
95,400 Ocera Therapeutics , CVR † (a) .................... 16,218
3,000 Opiant Pharmaceuticals Inc. , CVR † ........... 1,500
140,000 Paratek Pharmaceuticals Inc. , CVR † .......... 2,800
11,000 Prevail Therapeutics Inc. , CVR † ................ 5,500
2,000 Radius Health Inc. , CVR † .......................... 200
800 Sigilon Therapeutics Inc. , CVR † ................ 6,040
825,000 Teva Pharmaceutical Industries Ltd. , CCCP ,
expire 01/02/24 † (a) .............................. 0
12,000 Tobira Therapeutics Inc. , CVR † (a) ............. 0
318,453
Metals and Mining — 0 .3%
10,000 Kinross Gold Corp. , CVR † (a) .................... 0
2,200,000 Pan American Silver Corp. , CVR † .............. 1,177,000
1,177,000
Paper and Forest Products — 0.0%
75,000 Resolute Forest Products Inc. , CVR † ......... 150,000
TOTAL RIGHTS ......................................... 1,646,103
WARRANTS — 0.0%
Diversified Industrial — 0.0%
102,000 Ampco-Pittsburgh Corp. , expire 08/01/25 † 32,640
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 51 .2%
$ 241,083,000 U.S. Treasury Bills,
4.961 % to 5.499% †† ,
10/19/23 to 03/14/24 (b) ........................ 238,672,933
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100.0%
(Cost $ 411,410,309 ) ............................. $ 466,208,690

The Gabelli ABC Fund
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
SECURITIES SOLD SHORT — ( 16 .3 ) %
Building and Construction — ( 15 .8 ) %
655,000 Lennar Corp. , Cl. A ......................... $ 73,510,650
Energy and Utilities — ( 0 .5 ) %
19,320 Exxon Mobil Corp. ......................... 2,271,645
Financial Services — (0.0) %
4,000 Shore Bancshares Inc. ..................... 42,080
Health Care — (0.0) %
795 Kenvue Inc. ................................ 15,964
Machinery — (0.0) %
1,000 Xylem Inc. ................................. 91,030
Shares
Market
Value
Semiconductors — (0.0) %
88 Broadcom Inc. ............................. $ 73,091
TOTAL SECURITIES SOLD SHORT
(Proceeds received $ 36,416,688 ) (c) .... $ 76,004,460
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) At September 30, 2023, $54,250,000 of the principal amount was pledged as collateral for securities sold short and forward foreign exchange contracts.
(c) At September 30, 2023, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CCCP Contingent Cash Consideration Payment
CVR Contingent Value Right
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
As of September 30, 2023, forward foreign exchange contracts outstanding were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation/
(Depreciation)
USD 14,314,361 EUR 13,500,000 State Street Bank and Trust Co. 10/27/23 $ 24,502
EUR 3,500,000 USD 3,700,601 State Street Bank and Trust Co. 10/27/23 4,176
USD 2,557,619 GBP 2,100,000 State Street Bank and Trust Co. 10/27/23 (5,047)
USD 518,274 CAD 700,000 State Street Bank and Trust Co. 10/27/23 2,699
TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS
$ 26,330